UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07061)

Exact name of registrant as specified in charter: Putnam Capital Appreciation Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam Capital Appreciation Fund

The fund's portfolio
2/28/06 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Aerospace and Defense (0.1%)

AAR Corp. (NON)	10,512	$266,059
Triumph Group, Inc. (NON)	3,741	156,561

		422,620

Airlines (1.3%)

Alaska Air Group, Inc. (NON)	22,151	709,940
ExpressJet Holdings, Inc. (NON) (S)	105,172	790,893
JetBlue Airways Corp. (NON) (S)	640,800	7,305,120
World Air Holdings, Inc. (NON)	9,264	80,319

		8,886,272

Automotive (1.0%)

BorgWarner, Inc.	46,369	2,585,999
Tenneco Automotive, Inc. (NON)	153,010	3,465,677
TRW Automotive Holdings Corp. (NON)	33,900	867,840
Visteon Corp. (NON)	18,877	87,967

		7,007,483

Banking (9.0%)

Anchor BanCorp Wisconsin, Inc.	9,612	292,685
Bank of America Corp.	448,800	20,577,480
Center Financial Corp.	2,518	58,342
City Holding Co.	6,266	228,145
Commerce Bancorp, Inc. (S)	554,800	18,402,716
Corus Bankshares, Inc. (S)	33,004	1,981,890
First Regional Bancorp (NON)	665	55,661
FirstFed Financial Corp. (NON)	81,217	4,873,832
Independent Bank Corp.	7,764	209,395
Lakeland Financial Corp.	645	28,251
Provident Financial Holdings, Inc.	2,192	65,322
R&G Financial Corp. Class B (Puerto Rico)	78,312	923,298
Republic Bancorp, Inc. Class A	2,044	40,880
Southwest Bancorp, Inc.	4,361	95,462
U.S. Bancorp	458,800	14,181,508
Westcorp	13,718	985,638

		63,000,505

Biotechnology (1.0%)

Albany Molecular Research, Inc. (NON) (S)	30,766	310,429
Amgen, Inc. (NON)	62,800	4,740,772
Applera Corp.-Applied Biosystems Group	18,800	531,476
Arqule, Inc. (NON)	12,050	64,829
Connetics Corp. (NON) (S)	13,300	211,204
Diversa Corp. (NON)	19,373	153,240
Incyte Pharmaceuticals, Inc. (NON) (S)	14,587	85,772
Regeneron Pharmaceuticals, Inc. (NON) (S)	34,696	567,974
Savient Pharmaceuticals, Inc. (NON)	66,300	342,771

		7,008,467

Broadcasting (0.1%)

Sinclair Broadcast Group, Inc. Class A	64,400	463,036

Building Materials (0.1%)

Tyler Technologies, Inc. (NON)	20,640	204,542
Universal Forest Products, Inc.	8,203	507,191

		711,733

Chemicals (0.6%)

Georgia Gulf Corp. (S)	118,254	3,393,890
NewMarket Corp.	15,800	544,626

		3,938,516

Commercial and Consumer Services (1.2%)

Administaff, Inc.	33,823	1,604,901
Arbitron, Inc. (S)	35,896	1,407,123
Catalina Marketing Corp. (S)	87,899	1,949,600
Consolidated Graphics, Inc. (NON)	12,953	661,510
Escala Group, Inc. (NON) (S)	6,377	158,468
HUB Group, Inc. Class A (NON) (S)	10,836	451,861

John H. Harland Co.	36,205	1,310,259
Spherion Corp. (NON) (S)	12,983	129,570
Startek, Inc. (S)	10,892	214,572
TeleTech Holdings, Inc. (NON)	40,838	504,349
Unifirst Corp. (S)	3,536	118,491

		8,510,704

Communications Equipment (0.2%)

ADTRAN, Inc.	49,500	1,362,240
Tekelec (NON)	21,119	283,206

		1,645,446

Computers (7.9%)

Agilysys, Inc.	8,561	122,337
Apple Computer, Inc. (NON)	142,500	9,766,950
Brocade Communications Systems, Inc. (NON)	773,102	4,074,248
Catapult Communications Corp. (NON)	12,239	170,244
Checkpoint Systems, Inc. (NON)	20,179	576,312
Cisco Systems, Inc. (NON)	627,300	12,696,552
Dell, Inc. (NON)	632,400	18,339,600
EMC Corp. (NON)	378,800	5,310,776
Emulex Corp. (NON)	218,123	3,882,589
Magma Design Automation, Inc. (NON)	14,771	127,326
Netgear, Inc. (NON)	3,034	52,063

		55,118,997

Construction (--%)

Huttig Building Products, Inc. (NON)	9,865	85,530

Consumer Cyclicals (--%)

Hooker Furniture Corp.	1,223	18,798

Consumer Finance (6.8%)

Accredited Home Lenders Holding Co. (NON) (S)	41,099	2,190,988
Asta Funding, Inc. (S)	6,168	214,770
Capital One Financial Corp.	232,900	20,402,040
CompuCredit Corp. (NON) (S)	47,200	1,784,160
Countrywide Financial Corp.	656,900	22,649,912
World Acceptance Corp. (NON)	12,335	317,996

		47,559,866

Consumer Goods (0.9%)

Blyth Industries, Inc.	23,897	532,425
Chattem, Inc. (NON)	50,391	1,964,745
Darling International, Inc. (NON)	22,181	97,153
Yankee Candle Co., Inc. (The)	132,475	3,847,074

		6,441,397

Consumer Services (0.3%)

Alderwoods Group, Inc. (Canada) (NON)	32,379	553,033
Geo Group, Inc. (The) (NON)	10,199	230,497
Labor Ready, Inc. (NON)	55,102	1,353,856

		2,137,386

Electric Utilities (0.1%)

Alliant Energy Corp.	3,135	103,769
Black Hills Corp. (S)	22,997	795,006
Puget Energy, Inc.	2,312	49,847

		948,622

Electronics (1.6%)

Greatbatch, Inc. (NON)	10,500	232,155
IXYS Corp. (NON)	25,681	274,787
Methode Electronics, Inc. Class A	20,432	250,701
Omnivision Technologies, Inc. (NON) (S)	99,287	2,531,819
Portalplayer, Inc. (NON) (S)	67,192	1,697,270
QLogic Corp. (NON)	9,000	370,260
Stoneridge, Inc. (NON)	12,387	73,579
Texas Instruments, Inc.	147,900	4,414,815
TriQuint Semiconductor, Inc. (NON)	126,000	597,240
TTM Technologies, Inc. (NON)	38,858	501,657
Varian, Inc. (NON)	8,500	339,150

		11,283,433

Energy (0.4%)

Atwood Oceanics, Inc. (NON)	2,925	263,777
Parker Drilling Co. (NON)	250,363	2,315,858

		2,579,635

Engineering & Construction (--%)

Noble International, Ltd. (S)	9,927	152,379

Financial (3.2%)

American Express Co.	84,000	4,525,920
Asset Acceptance Capital Corp. (NON)	8,907	178,051
Freddie Mac	211,200	14,232,768
Radian Group, Inc. (S)	60,662	3,442,569
Student Loan Corp.	72	15,803

		22,395,111

Food (--%)

American Italian Pasta Co. Class A (S)	12,500	54,375

Forest Products and Packaging (0.7%)

Albany International Corp.	60,173	2,236,630
CSS Industries, Inc.	4,077	125,572
Graphic Packaging Corp. (NON)	14,350	37,310
Grief, Inc. Class A	12,433	719,995
Louisiana-Pacific Corp.	53,372	1,517,366

		4,636,873

Gaming & Lottery (0.0%)

Dover Downs Gaming & Entertainment, Inc. (S)	5,564	92,362

Health Care Services (4.8%)

American Dental Partners, Inc. (NON)	3,807	49,605
AMICAS, Inc. (NON)	33,482	164,397
AMN Healthcare Services, Inc. (NON)	25,541	529,720
HCA, Inc. (S)	197,000	9,436,300
Manor Care, Inc. (S)	127,103	5,255,709
Odyssey Healthcare, Inc. (NON)	15,422	290,242
Quest Diagnostics, Inc.	88,900	4,700,143
UnitedHealth Group, Inc.	223,200	12,996,936

		33,423,052

Homebuilding (2.3%)

NVR, Inc. (NON)	21,300	16,038,900

Household Furniture and Appliances (0.0%)

Select Comfort Corp. (NON) (S)	6,201	226,647

Insurance (6.9%)

Affirmative Insurance Holdings, Inc.	6,118	84,367
American Equity Investment Life Holding Co. (S)	48,427	648,438
American International Group, Inc.	246,700	16,371,012
American Physicians Capital, Inc. (NON)	3,631	178,972
AmerUs Group Co.	84,694	5,102,814
CNA Surety Corp. (NON)	3,617	62,863
Commerce Group, Inc.	16,875	911,419
Delphi Financial Group Class A (S)	17,724	923,066
Direct General Corp.	9,042	144,582
Everest Re Group, Ltd. (Barbados)	103,000	10,201,120
FPIC Insurance Group, Inc. (NON)	2,238	78,643
HCC Insurance Holdings, Inc. (S)	132,161	4,254,263
Infinity Property & Casualty Corp.	12,781	506,894
IPC Holdings, Ltd. (Bermuda) (S)	537	14,107
Midland Co. (The)	3,818	128,552
National Interstate Corp.	3,312	70,579
Presidential Life Corp.	1,264	27,694
Stancorp Financial Group	22,740	1,230,234
Triad Guaranty, Inc. (NON)	4,302	195,268
United Fire & Casualty Co. (S)	8,186	292,977
W.R. Berkley Corp.	88,451	5,120,428
Zenith National Insurance Corp. (S)	25,767	1,327,001

		47,875,293

Investment Banking/Brokerage (1.9%)

Bear Stearns Cos., Inc. (The)	37,900	5,095,276
Eaton Vance Corp. (S)	45,302	1,276,610
IndyMac Bancorp, Inc.	22,595	877,138
Janus Capital Group, Inc.	273,600	6,000,048

		13,249,072

Leisure (1.4%)

Artic Cat, Inc. (S)	16,652	399,648

Harley-Davidson, Inc. (S)	178,300	9,362,533
Marine Products Corp. (S)	4,752	58,212

		9,820,393

Lodging/Tourism (2.9%)

Las Vegas Sands Corp. (NON) (S)	148,800	7,938,480
MeriStar Hospitality Corp. (NON)(R)	76,758	791,375
MTR Gaming Group, Inc. (NON)	18,532	184,764
Royal Caribbean Cruises, Ltd.	255,600	11,261,736

		20,176,355

Machinery (3.7%)

Applied Industrial Technologies, Inc.	10,077	431,094
Cascade Corp.	10,594	549,405
Caterpillar, Inc.	244,700	17,882,676
Terex Corp. (NON) (S)	85,547	6,771,045

		25,634,220

Manufacturing (0.3%)

Blount International, Inc. (NON)	9,954	162,648
Teleflex, Inc.	30,900	1,997,685
Titan International, Inc. (S)	12,874	223,235

		2,383,568

Medical Technology (1.5%)

Analogic Corp.	8,858	477,889
Bausch & Lomb, Inc.	7,300	505,233
Boston Scientific Corp. (NON) (S)	206,900	5,052,498
Candela Corp. (NON)	5,260	100,729
Charles River Laboratories International, Inc. (NON)	860	41,581
Epix Pharmaceuticals, Inc. (NON)	28,478	123,879
Immucor, Inc. (NON)	7,300	217,686
Medical Action Industries, Inc. (NON)	3,035	71,869
Mentor Corp. (S)	26,652	1,147,102
Respironics, Inc. (NON)	73,212	2,661,988

		10,400,454

Metal Fabricators (0.1%)

Brush Engineered Materials, Inc. (NON)	23,276	405,235
Mueller Industries, Inc.	6,900	227,769

		633,004

Metals (2.6%)

A.M. Castle & Co.	15,130	428,482
AK Steel Holding Corp. (NON)	283,109	3,142,510
NS Group, Inc. (NON)	1,602	65,346
Shiloh Industries, Inc. (NON)	2,136	34,817
Steel Dynamics, Inc. (S)	144,936	6,667,056
United States Steel Corp.	142,600	7,771,700

		18,109,911

Natural Gas Utilities (0.0%)

Energen Corp.	1,079	38,553
Transmontaigne, Inc. (NON)	36,396	274,426

		312,979

Office Equipment & Supplies (0.1%)

Kimball International, Inc. Class B	8,750	123,988
Steelcase, Inc.	37,822	642,974
Systemax, Inc. (NON)	13,517	93,943

		860,905

Oil & Gas (6.1%)

Amerada Hess Corp. (S)	83,000	11,479,730
Cabot Oil & Gas Corp. Class A	2,854	129,172
Callon Petroleum Co. (NON)	15,973	282,403
EOG Resources, Inc.	71,900	4,846,060
Giant Industries, Inc. (NON)	54,593	3,177,313
Harvest Natural Resources, Inc. (NON) (S)	9,598	86,478
Occidental Petroleum Corp.	237,730	21,761,804
Petroleum Development Corp. (NON) (S)	12,631	543,259

		42,306,219

Pharmaceuticals (3.6%)

Alpharma, Inc. Class A	7,300	220,825

Endo Pharmaceuticals Holdings, Inc. (NON)	22,767	717,616
Enzon, Inc. (NON)	21,277	143,833
Johnson & Johnson	333,900	19,249,335
King Pharmaceuticals, Inc. (NON)	63,091	1,025,229
Medicis Pharmaceutical Corp. Class A	26,100	742,284
Watson Pharmaceuticals, Inc. (NON)	110,783	3,321,274

		25,420,396

Power Producers (1.2%)

AES Corp. (The) (NON)	470,400	8,137,920

Publishing (0.1%)

Hollinger International, Inc.	36,205	336,707

Railroads (0.0%)

RailAmerica, Inc. (NON)	10,452	103,475

Real Estate (2.8%)

Boykin Lodging Co. (NON)(R)	16,471	210,499
CBL & Associates Properties (R)	113,198	4,822,235
Cedar Shopping Centers, Inc. (R)	18,428	280,290
CentraCore Properties Trust (R)	7,800	210,756
Commercial Net Lease Realty (R)	33,195	755,186
Digital Realty Trust, Inc. (R) (S)	25,400	701,294
Equity Inns, Inc. (R) (S)	156,915	2,429,044
FelCor Lodging Trust, Inc. (R)	48,900	970,665
Hospitality Properties Trust (R)	17,603	783,334
Innkeepers USA Trust (R)	33,259	583,030
LTC Properties, Inc. (R)	21,359	472,675
Mills Corp. (R) (S)	25,100	992,203
National Health Investors, Inc. (R)	52,309	1,392,466
Nationwide Health Properties, Inc. (R)	48,266	1,086,950
Newcastle Investment Corp. (R)	21,031	503,062
Novastar Financial, Inc. (R)	10,904	334,208
Omega Healthcare Investors, Inc. (R)	44,343	573,798
RAIT Investment Trust (R)	55,048	1,502,810
Senior Housing Properties Trust (R)	31,800	570,174

		19,174,679

Restaurants (0.4%)

Denny's Corp. (NON)	56,931	253,343
Domino's Pizza, Inc.	76,914	1,961,307
Luby's, Inc. (NON)	16,556	246,850

		2,461,500

Retail (7.4%)

Blair Corp.	1,194	49,253
Borders Group, Inc.	53,705	1,295,902
Buckle, Inc. (The)	11,788	450,891
Cato Corp. (The) Class A	91,016	1,899,504
CSK Auto Corp. (NON)	15,257	242,739
Genesco, Inc. (NON)	4,997	202,878
Home Depot, Inc. (The)	399,300	16,830,495
Ingles Markets, Inc. Class A	4,825	79,661
Nash Finch Co. (S)	47,441	1,470,671
Nu Skin Enterprises, Inc. Class A	59,635	1,078,201
Payless ShoeSource, Inc. (NON) (S)	78,506	1,860,592
Rent-A-Center, Inc. (NON)	153,151	3,574,544
Staples, Inc.	462,200	11,342,388
Supervalu, Inc.	152,704	4,825,446
Timberland Co. (The) Class A (NON)	140,792	4,934,760
Too, Inc. (NON)	53,765	1,636,069
Trans World Entertainment Corp. (NON)	19,870	119,220
Wilsons The Leather Experts, Inc. (NON)	8,091	27,105

		51,920,319

Schools (0.8%)

Career Education Corp. (NON) (S)	124,248	4,080,304
Education Management Corp. (NON)	34,008	1,278,701

		5,359,005

Semiconductor (0.3%)

Advanced Energy Industries, Inc. (NON)	9,777	140,007
Lam Research Corp. (NON)	36,764	1,584,528
Sigmatel, Inc. (NON)	50,866	546,810

		2,271,345

Shipping (0.1%)

ABX Air, Inc. (NON)	24,331	195,135
Arkansas Best Corp.	16,001	665,002

Maritrans, Inc. (S)	8,860	201,654

		1,061,791

Software (3.7%)

Ansoft Corp. (NON)	5,470	214,260
Atari, Inc. (NON)	49,978	42,731
BMC Software, Inc. (NON) (SEG)	275,453	6,024,157
Citrix Systems, Inc. (NON) (S)	197,604	6,394,465
EPIQ Systems, Inc. (NON) (S)	15,798	347,082
Hyperion Solutions Corp. (NON)	79,044	2,651,926
MicroStrategy, Inc. (NON)	25,656	2,352,142
Oracle Corp. (NON)	559,500	6,948,990
SonicWall, Inc. (NON)	38,895	260,985
SPSS, Inc. (NON)	11,288	368,440
Websense, Inc. (NON)	2,600	160,706

		25,765,884

Technology Services (4.7%)

Acxiom Corp.	105,192	2,722,369
Blue Coat Systems, Inc. (NON)	11,900	252,637
Digitas, Inc. (NON)	29,900	422,487
eBay, Inc. (NON)	267,700	10,724,062
Google, Inc. Class A (NON)	20,000	7,252,400
MTS Systems Corp.	2,600	102,752
United Online, Inc. (S)	192,700	2,314,327
Yahoo!, Inc. (NON)	287,900	9,230,074

		33,021,108

Telecommunications (1.4%)

CenturyTel, Inc.	84,353	3,035,021
Commonwealth Telephone Enterprises, Inc.	11,032	356,113
Earthlink, Inc. (NON) (S)	396,223	3,930,532
Intrado, Inc. (NON)	15,757	404,325
Premiere Global Services, Inc. (NON)	197,166	1,618,733
Talk America Holdings, Inc. (NON)	30,266	258,169

		9,602,893

Textiles (1.0%)

Columbia Sportswear Co. (NON) (S)	43,978	2,214,732
DHB Industries, Inc. (NON)	25,132	116,864
Tommy Hilfiger Corp. (Hong Kong) (NON)	76,398	1,264,387
Wolverine World Wide, Inc.	146,224	3,225,701

		6,821,684

Toys (0.4%)

Hasbro, Inc.	100,584	2,040,849
Jakks Pacific, Inc. (NON) (S)	23,566	584,908

		2,625,757

Trucks & Parts (0.8%)

Autoliv, Inc. (Sweden)	103,940	5,565,983

Total common stocks (cost $636,976,938)		$696,200,964

SHORT-TERM INVESTMENTS (0.7%)
	Principal	Value
	amount/Shares

Short-term investments held as collateral for loaned securities with yields ranging from 4.51% to 4.71% and due dates ranging from
March 1, 2006 to March 24, 2006 (d)	$95,783,787	$95,596,485
Putnam Prime Money Market Fund (e)	4,931,930	4,931,930

Total short-term investments (cost $100,528,415)		$100,528,415

TOTAL INVESTMENTS

Total investments (cost $737,505,353) (b)		$796,729,379

FUTURES CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
Russell 2000 Index MIni (Long)	18	$1,317,600	Mar-06	$61,336
S&P MidCap 400 Index Mini (Long)	11	852,500	Mar-06	23,399
S&P 500 Index (Long)	1	320,600	Mar-06	(1,154)

Total				$83,581

NOTES

(a) Percentages indicated are based on net assets of $697,924,409.

(b) The aggregate identified cost on a tax basis is $737,716,393, resulting in gross unrealized appreciation and depreciation of $86,106,792 and $27,093,806, respectively, or net unrealized appreciation of $59,012,986.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at February 28, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At February 28, 2006, the value of securities loaned amounted to $92,754,262. Certain of these securities were sold prior to year/period-end. The fund received cash collateral of $95,596,485 which is pooled with collateral of other Putnam funds into 26 issues of high-grade, short-term investments.

(R) Real Estate Investment Trust.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $242,748 for the period ended February 28, 2006. During the period ended February 28, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $158,690,723 and $162,527,457, respectively.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2006. At February 28, 2006, liquid assets totaling $2,267,280 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Capital Appreciation Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006